Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 520,422	$ 450,885
Unamortized discount and debt issuance costs	(8,726)	(6,433)
Less current portion of long-term debt	22,468	10,680
Long-term debt, net	497,954	440,205
4.00% Working Capital Revolver Loan [Member]
Debt Instrument [Line Items]
Long-term debt	0	0
7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	425,000	425,000
12.0% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	50,000
3.42% Secured Promissory Note Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	15,856	22,814
5.25% Secured Promissory Note Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	16,189
4.24% Secured Promissory Note Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	15,000
Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 7,103	$ 9,504